PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited)
1
Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.6%
Argentina : 1.2%
24,962
Cresud SACIF y A, ADR
$ 198,697
0.1
34,992  IRSA Inversiones y
Representaciones SA, ADR
265,939
0.1
2,313
(1)
MercadoLibre, Inc.
2,863,610
1.0
3,328,246
1.2
Australia : 0.1%
5,666
Rio Tinto PLC, ADR
377,072
0.1
Brazil : 6.3%
62,632
B3 SA - Brasil Bolsa Balcao
197,614
0.1
537,410
Banco Bradesco SA, ADR
1,897,057
0.7
107,091  Banco Santander Brasil SA,
ADR
650,042
0.2
71,213  BB Seguridade
Participacoes SA
468,955
0.2
217,103
(1)(2)
BRF SA, ADR
445,061
0.2
31,630
Equatorial Energia SA
225,214
0.1
17,533
Hypera SA
160,063
0.0
206,402  Itau Unibanco Holding SA,
ADR
1,240,476
0.4
41,083
Petroleo Brasileiro SA
302,427
0.1
84,464  Petroleo Brasileiro SA -
Foreign, ADR
1,239,932
0.4
331,123
Raia Drogasil SA
2,037,680
0.7
37,488
Rumo SA
184,319
0.1
39,664
Sendas Distribuidora S/A
113,907
0.0
76,489
(1)
Sitios Latinoamerica SAB
de CV
34,853
0.0
87,164
(2)
Telefonica Brasil SA, ADR
782,733
0.3
245,227
TIM SA/Brazil
741,061
0.3
66,783
Ultrapar Participacoes SA
266,779
0.1
164,612
Vale SA, ADR
2,408,274
0.8
32,966
Vale SA - Foreign
483,467
0.2
143,923
(1)
XP, Inc. - Class A
3,887,360
1.4
17,767,274
6.3
Chile : 0.9%
89,645
Cencosud SA
192,658
0.1
979,686
Colbun SA
154,670
0.1
76,115
Empresas CMPC SA
150,244
0.1
18,568
Empresas Copec SA
142,423
0.0
4,943,592
Enel Chile SA
341,124
0.1
42,847
Quinenco SA
149,132
0.0
20,029  Sociedad Quimica y Minera
de Chile SA, ADR
1,475,937
0.5
2,606,188
0.9
China : 23.8%
534,900
(1)
Alibaba Group Holding Ltd.
6,835,694
2.4
27,400
ANTA Sports Products Ltd.
324,715
0.1
14,022
(1)
Baidu, Inc., ADR
2,187,292
0.8
2,767
(1)
BeiGene Ltd., ADR
592,747
0.2
69,000  Beijing Enterprises Holdings
Ltd.
274,430
0.1
1,056,879
(3)
Budweiser Brewing Co.
APAC Ltd.
2,577,853
0.9
891,000
(3)
CGN Power Co. Ltd. - Class
H
218,688
0.1
141,000  China Coal Energy Co. Ltd.
- Class H
102,189
0.0
139,800
China Gas Holdings Ltd.
156,603
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
168,000  China Life Insurance Co.
Ltd. - Class H
$ 294,943
0.1
692,464  China Mengniu Dairy Co.
Ltd.
2,630,109
0.9
1,601,650  China Petroleum & Chemical
Corp. - Class H
896,983
0.3
212,000  China Railway Group Ltd. -
Class H
139,382
0.1
18,000  China Resources Beer
Holdings Co. Ltd.
115,972
0.0
61,100  China Resources Gas Group
Ltd.
211,665
0.1
57,500  China Shenhua Energy Co.
Ltd. - Class H
172,350
0.1
191,700  China United Network
Communications Ltd. - Class
A
138,717
0.1
158,800  CSPC Pharmaceutical
Group Ltd.
132,642
0.0
23,000
(1)
DiDi Global, Inc., ADR
86,480
0.0
31,000
ENN Energy Holdings Ltd.
376,799
0.1
426,800
(1)
H World Group Ltd.
2,043,269
0.7
91,000  Haier Smart Home Co. Ltd.
- Class H
299,253
0.1
54,000  Haitian International
Holdings Ltd.
135,253
0.0
208,000  Hengan International Group
Co. Ltd.
855,568
0.3
172,444  Inner Mongolia ERDOS
Resources Co. Ltd. - Class B
192,722
0.1
254,800
(1)
Inner Mongolia Yitai Coal
Co. Ltd. - Class A
375,006
0.1
23,400
(1)
Inner Mongolia Yitai Coal
Co. Ltd. - Class B
34,439
0.0
64,000
(1)(3)
Innovent Biologics, Inc.
286,172
0.1
29,992
(1)
iQIYI, Inc., ADR
190,149
0.1
216,961
JD.com, Inc. - Class A
4,491,871
1.6
35,253
JD.com, Inc., ADR
1,456,301
0.5
114,000  Jiangxi Copper Co. Ltd. -
Class H
191,515
0.1
38,000
Kingboard Holdings Ltd.
105,741
0.0
1,106,000
Kunlun Energy Co. Ltd.
905,034
0.3
3,300  Kweichow Moutai Co. Ltd. -
Class A
871,054
0.3
17,700  Kweichow Moutai Co. Ltd. -
Sanghai - Class A
4,672,016
1.6
22,480
(1)(3)
Meituan - Class B
429,146
0.2
7,900
NetEase, Inc.
172,065
0.1
464,000  People's Insurance Co.
Group of China Ltd. - Class
H
178,635
0.1
2,676,000  PetroChina Co. Ltd. - Class
H
1,962,143
0.7
158,000  PICC Property & Casualty
Co. Ltd. - Class H
185,322
0.1
197,000  Ping An Insurance Group
Co. of China Ltd. - Class H
1,435,488
0.5
38,500  Shaanxi Coal Industry Co.
Ltd. - Class A
87,615
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
2,118,974  Shandong Weigao Group
Medical Polymer Co. Ltd. -
Class H
$ 2,736,556
1.0
350,000  Shougang Fushan
Resources Group Ltd.
100,935
0.0
506,000
Sinotrans Ltd. - Class H
203,585
0.1
25,371
(1)
Sohu.com Ltd., ADR
313,078
0.1
214,359
Tencent Holdings Ltd.
9,852,187
3.5
488,000  Tingyi Cayman Islands
Holding Corp.
753,614
0.3
24,862
(1)
Trip.com Group Ltd., ADR
1,020,336
0.4
110,000  Tsingtao Brewery Co. Ltd. -
Class H
989,158
0.3
1,042,600
(2)
Uni-President China
Holdings Ltd.
901,422
0.3
10,440
Weibo Corp. - Class A
163,684
0.1
31,483
Weibo Corp., ADR
495,857
0.2
87,000  Weichai Power Co. Ltd. -
Class H
128,886
0.0
209,100  Wuliangye Yibin Co. Ltd. -
Class A
5,311,587
1.9
568,200  Yangzijiang Shipbuilding
Holdings Ltd.
658,239
0.2
55,000  Yankuang Energy Group Co.
Ltd. - Class H
82,808
0.0
60,384
Yum China Holdings, Inc.
3,718,465
1.3
67,452,427
23.8
Czechia : 0.1%
2,743
CEZ AS
121,387
0.1
Egypt : 0.1%
96,419  Commercial International
Bank Egypt SAE
157,483
0.1
France : 0.8%
4,711
L'Oreal SA
2,191,141
0.8
Germany : 0.5%
7,356
adidas AG
1,485,073
0.5
Greece : 0.6%
11,306  Hellenic Telecommunications
Organization SA
178,432
0.0
15,697
JUMBO SA
468,408
0.2
8,481  Motor Oil Hellas Corinth
Refineries SA
214,336
0.1
15,037
Mytilineos SA
625,779
0.2
13,035
OPAP SA
229,255
0.1
1,716,210
0.6
Hong Kong : 1.0%
285,268
AIA Group Ltd.
2,854,033
1.0
228,000
Sino Biopharmaceutical Ltd.
103,406
0.0
2,957,439
1.0
Hungary : 0.4%
88,074  MOL Hungarian Oil & Gas
PLC
695,318
0.3
12,719
Richter Gedeon Nyrt
320,844
0.1
1,016,162
0.4
India : 14.0%
2,836
ABB India Ltd.
157,184
0.0
35,180
Ambuja Cements Ltd.
198,263
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
8,585
APL Apollo Tubes Ltd.
$ 166,543
0.1
35,443
Asian Paints Ltd.
1,455,928
0.5
3,144
Bajaj Auto Ltd.
188,724
0.1
151,204
Bharat Electronics Ltd.
240,587
0.1
62,231
Bharat Petroleum Corp. Ltd.
285,802
0.1
5,096
Britannia Industries Ltd.
297,050
0.1
14,097
Cipla Ltd./India
201,619
0.1
210,312
Coal India Ltd.
586,989
0.2
10,910  Coromandel International
Ltd.
136,627
0.0
9,849
Cummins India Ltd.
235,943
0.1
4,068
Dr Reddy's Laboratories Ltd.
279,087
0.1
5,891
Eicher Motors Ltd.
241,290
0.1
88,219
Exide Industries Ltd.
268,058
0.1
215,371
GAIL India Ltd.
312,094
0.1
8,354
Grasim Industries Ltd.
188,125
0.1
8,454
Havells India Ltd.
137,268
0.0
128,663
HCL Technologies Ltd.
1,748,784
0.6
69,960
HDFC Bank Ltd., ADR
4,776,869
1.7
8,292
Hero MotoCorp Ltd.
323,287
0.1
23,411
Hindalco Industries Ltd.
131,977
0.0
5,426
Hindustan Aeronautics Ltd.
261,787
0.1
45,807  Hindustan Petroleum Corp.
Ltd.
157,264
0.1
5,138
Hindustan Unilever Ltd.
160,052
0.1
303,338
Indian Oil Corp. Ltd.
345,981
0.1
26,100
Indraprastha Gas Ltd.
147,119
0.0
3,061
Info Edge India Ltd.
171,070
0.1
140,121
Infosys Ltd.
2,319,160
0.8
211,817
Infosys Ltd. - Foreign, ADR
3,528,871
1.2
42,976
ITC Ltd.
243,519
0.1
20,095
Jindal Steel & Power Ltd.
163,795
0.1
32,733
JSW Steel Ltd.
325,659
0.1
8,160
Larsen & Toubro Ltd.
266,250
0.1
21,874
Mahindra & Mahindra Ltd.
392,737
0.1
1,996
Maruti Suzuki India Ltd.
238,528
0.1
668
Nestle India Ltd.
183,187
0.1
233,543
NHPC Ltd.
146,416
0.0
157,454
NMDC Ltd.
224,858
0.1
215,594
NTPC Ltd.
573,096
0.2
125,250
Oil & Natural Gas Corp. Ltd.
270,116
0.1
40,673
Oil India Ltd.
136,480
0.0
2,687
Persistent Systems Ltd.
155,258
0.0
113,638
Petronet LNG Ltd.
323,088
0.1
3,680
PI Industries Ltd.
161,892
0.1
68,083
Power Finance Corp. Ltd.
216,691
0.1
83,421  Power Grid Corp. of India
Ltd.
270,096
0.1
81,896
REC Ltd.
202,228
0.1
341,055
Reliance Industries Ltd.
10,587,364
3.7
341,055  Reliance Strategic
Investments Ltd.
1,048,475
0.4
3,354
Schaeffler India Ltd.
127,432
0.0
396
Shree Cement Ltd.
116,153
0.0
3,295
Siemens Ltd.
159,674
0.1
12,673  Sun Pharmaceutical
Industries Ltd.
176,279
0.1
4,429
Supreme Industries Ltd.
191,320
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
21,434  Tata Consultancy Services
Ltd.
$ 892,919
0.3
71,839  Tata Consumer Products
Ltd.
750,965
0.3
327,815
Tata Steel Ltd.
491,815
0.2
17,308
Tech Mahindra Ltd.
235,099
0.1
3,898  Tube Investments of India
Ltd.
146,153
0.0
2,421
UltraTech Cement Ltd.
245,034
0.1
13,882
UPL Ltd.
105,553
0.0
64,011
Vedanta Ltd.
215,411
0.1
37,787  Zee Entertainment
Enterprises Ltd.
111,626
0.0
39,744,568
14.0
Indonesia : 2.4%
688,600  Adaro Energy Indonesia
Tbk PT
110,156
0.0
5,210,700
Astra International Tbk PT
2,367,973
0.8
5,206,994
Bank Central Asia Tbk PT
3,153,521
1.1
422,900  Bank Mandiri Persero Tbk
PT
160,764
0.1
643,900
Bukit Asam Tbk PT
118,402
0.0
332,900  Indofood Sukses Makmur
Tbk PT
161,728
0.1
1,033,100
Kalbe Farma Tbk PT
131,216
0.0
927,100  Sumber Alfaria Trijaya Tbk
PT
166,005
0.1
708,100  Telkom Indonesia Persero
Tbk PT
174,459
0.1
161,600
United Tractors Tbk PT
295,223
0.1
6,839,447
2.4
Japan : 1.4%
15,869
Fast Retailing Co. Ltd.
3,975,388
1.4
Kuwait : 0.1%
13,649
Humansoft Holding Co. KSC
159,972
0.1
36,687  National Bank of Kuwait
SAKP
114,888
0.0
274,860
0.1
Luxembourg : 0.1%
13,989
Reinet Investments SCA
338,896
0.1
Malaysia : 0.4%
138,000
Gamuda Bhd
131,589
0.0
180,300
Genting Bhd
172,387
0.1
24,100
Kuala Lumpur Kepong Bhd
124,651
0.0
102,800  Petronas Chemicals Group
Bhd
158,580
0.1
34,900
Petronas Dagangan Bhd
177,712
0.1
32,600
Petronas Gas Bhd
123,488
0.0
223,300
Sime Darby Bhd
108,065
0.0
104,000
Tenaga Nasional Bhd
221,465
0.1
238,287
UEM Sunrise Bhd
25,382
0.0
1,243,319
0.4
Mexico : 7.7%
248,729
America Movil SAB de CV
260,835
0.1
48,276  America Movil SAB de CV -
Foreign, ADR
1,009,934
0.3
24,853
Arca Continental SAB de CV
249,361
0.1
28,866
(3)
Banco del Bajio SA
87,555
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
392,391
(1)
Cemex SAB de CV
$ 299,009
0.1
137,970
(1)
Cemex SAB de CV -
Foreign, ADR
1,051,331
0.4
62,211  Coca-Cola Femsa SAB de
CV
524,177
0.2
9,439  Coca-Cola Femsa SAB de
CV - Foreign, ADR
795,897
0.3
25,655  El Puerto de Liverpool SAB
de CV - Class C1
160,518
0.0
285,230  Fibra Uno Administracion SA
de CV
428,739
0.1
43,893  Fomento Economico
Mexicano SAB de CV
497,305
0.2
52,812  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
5,980,959
2.1
19,003
GCC SAB de CV
183,925
0.1
8,622
Gruma SAB de CV - Class B
154,007
0.0
20,215  Grupo Aeroportuario del
Centro Norte SAB de CV
227,876
0.1
18,753  Grupo Aeroportuario del
Pacifico SAB de CV - Class
B
356,805
0.1
13,370  Grupo Aeroportuario del
Sureste SAB de CV - Class
B
379,326
0.1
134,894
Grupo Bimbo SAB de CV
701,094
0.2
23,824
Grupo Carso SAB de CV
189,497
0.1
142,874  Grupo Comercial Chedraui
SA de CV
836,937
0.3
151,464  Grupo Financiero Banorte
SAB de CV - Class O
1,436,217
0.5
200,799
Grupo Televisa SAB, ADR
1,066,243
0.4
76,781  Kimberly-Clark de Mexico
SAB de CV - Class A
181,074
0.1
65,342  Prologis Property Mexico SA
de CV
242,638
0.1
19,893  Promotora y Operadora de
Infraestructura SAB de CV
206,925
0.1
1,067,269  Wal-Mart de Mexico SAB
de CV
4,445,626
1.6
21,953,810
7.7
Netherlands : 0.7%
19,226
Heineken NV
1,881,878
0.7
Peru : 0.4%
102,672  Cia de Minas Buenaventura
SAA, ADR
792,628
0.3
1,700
Credicorp Ltd.
266,985
0.1
1,059,613
0.4
Philippines : 0.1%
743,800
DMCI Holdings, Inc.
130,104
0.1
54,370
Universal Robina Corp.
121,589
0.0
251,693
0.1
Qatar : 0.2%
57,955
Ooredoo QPSC
181,985
0.1
24,285  Qatar Electricity & Water Co.
QSC
120,989
0.0
66,341
Qatar Fuel QSC
306,205
0.1
609,179
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Romania : 0.2%
4,394,684
OMV Petrom SA
$ 528,815
0.2
Russia : 0.1%
164,710
(1)(4)
Alrosa PJSC
—
—
951,000
(1)(3)(4)
Detsky Mir PJSC
—
—
1,037,141
(1)(4)
Gazprom PJSC
—
—
25,468
(4)
Lukoil PJSC
—
—
14,210
(4)
Magnit PJSC
—
—
271,070
(1)(4)
Magnitogorsk Iron & Steel
Works PJSC
—
—
1,179
(4)
MMC Norilsk Nickel PJSC
—
—
91,474
(4)
Mobile TeleSystems PJSC
—
—
83,570
(1)(4)
Novolipetsk Steel PJSC
—
—
4,078
(4)
PhosAgro PJSC
—
—
453,015
(4)
Rosneft Oil Co. PJSC
—
—
1,076,340
(4)
Sberbank of Russia PJSC
—
—
16,184
(1)(4)
Severstal PAO
—
—
34,543
(4)
Tatneft PJSC
—
—
25,031
(1)(4)
Yandex NV - Class A
258,663
0.1
258,663
0.1
Saudi Arabia : 0.5%
54,810  Abdullah Al Othaim Markets
Co.
215,886
0.1
2,091  Arabian Internet &
Communications Services
Co.
203,269
0.1
5,459  Bupa Arabia for Cooperative
Insurance Co.
251,084
0.1
2,372  Dr Sulaiman Al Habib
Medical Services Group Co.
182,732
0.1
1,712
Elm Co.
310,324
0.1
4,343
SABIC Agri-Nutrients Co.
166,920
0.0
13,966
Saudi Telecom Co.
157,923
0.0
1,488,138
0.5
South Africa : 1.5%
7,613  African Rainbow Minerals
Ltd.
85,929
0.0
35,238
AVI Ltd.
140,372
0.0
15,141
Bid Corp. Ltd.
358,634
0.1
13,320
Bidvest Group Ltd.
206,685
0.1
8,243
Clicks Group Ltd.
129,298
0.0
18,541
Exxaro Resources Ltd.
167,975
0.1
260,214
OUTsurance Group Ltd.
562,660
0.2
43,316
Remgro Ltd.
389,423
0.1
530,867
Sanlam Ltd.
1,952,338
0.7
20,259
Tiger Brands Ltd.
181,081
0.1
43,380  Woolworths Holdings Ltd./
South Africa
194,053
0.1
4,368,448
1.5
South Korea : 15.3%
1,864
DB Insurance Co. Ltd.
110,219
0.0
4,377
GS Holdings Corp.
129,338
0.0
4,454
Hana Financial Group, Inc.
137,252
0.0
4,780  Hankook Tire & Technology
Co. Ltd.
144,984
0.1
3,767
HD Hyundai Co. Ltd.
181,913
0.1
1,212
Hyundai Glovis Co. Ltd.
165,727
0.1
2,097
Hyundai Mobis Co. Ltd.
383,156
0.1
863
Hyundai Motor Co.
132,689
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
35,377
Kakao Corp.
$ 1,424,170
0.5
10,113
Kia Corp.
656,327
0.2
293
Korea Zinc Co. Ltd.
113,503
0.0
4,829
KT&G Corp.
312,475
0.1
1,351  Kumho Petrochemical Co.
Ltd.
127,222
0.0
352
LG Chem Ltd.
179,065
0.1
4,701
LG Corp.
307,748
0.1
13,177
(1)
LG Display Co. Ltd.
139,323
0.0
1,905
LG Electronics, Inc.
162,156
0.1
102,113
LG Uplus Corp.
801,480
0.3
961
Lotte Chemical Corp.
113,552
0.0
2,958
Lotte Corp.
59,056
0.0
644
Lotte Wellfood Co. Ltd.
47,976
0.0
16,629
NAVER Corp.
2,962,745
1.0
4,331
POSCO Holdings, Inc.
2,182,311
0.8
2,492
Samsung C&T Corp.
201,903
0.1
1,814  Samsung Electro-Mechanics
Co. Ltd.
206,939
0.1
197,071  Samsung Electronics Co.
Ltd.
10,790,163
3.8
6,367
(1)
Samsung Engineering Co.
Ltd.
184,688
0.1
957  Samsung Fire & Marine
Insurance Co. Ltd.
182,927
0.1
22,266  Samsung Life Insurance
Co. Ltd.
1,218,133
0.4
607
Samsung SDI Co. Ltd.
316,857
0.1
2,267
Samsung SDS Co. Ltd.
228,227
0.1
45,216  Shinhan Financial Group
Co. Ltd.
1,244,494
0.4
81,124
SK Hynix, Inc.
7,856,457
2.8
168,541
(1)
SK Square Co. Ltd.
5,867,896
2.1
101,358
SK Telecom Co. Ltd.
3,665,205
1.3
21,921
SK Telecom Co. Ltd., ADR
439,954
0.2
2,811
S-Oil Corp.
165,242
0.1
43,543,472
15.3
Taiwan : 10.9%
297,000
Acer, Inc.
331,672
0.1
20,471
Advantech Co. Ltd.
255,637
0.1
191,000  ASE Technology Holding
Co. Ltd.
699,076
0.2
70,000
Asustek Computer, Inc.
813,001
0.3
46,000
Catcher Technology Co. Ltd.
254,368
0.1
107,000
Chicony Electronics Co. Ltd.
356,445
0.1
36,000
Chunghwa Telecom Co. Ltd.
132,802
0.0
65,000
Delta Electronics, Inc.
758,792
0.3
28,000
E Ink Holdings, Inc.
200,811
0.1
163,000  Far Eastern New Century
Corp.
154,162
0.1
1,033,000
(1)
(2)(3)
FIT Hon Teng Ltd.
180,881
0.1
72,000  Formosa Chemicals & Fibre
Corp.
149,885
0.0
78,000
Formosa Plastics Corp.
206,520
0.1
94,000  Hon Hai Precision Industry
Co. Ltd.
325,271
0.1
3,000
Largan Precision Co. Ltd.
208,085
0.1
268,000
Lite-On Technology Corp.
1,288,623
0.4

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
269,000
MediaTek, Inc.
$ 5,919,323
2.1
97,000  Micro-Star International Co.
Ltd.
601,647
0.2
121,000
Nan Ya Plastics Corp.
269,639
0.1
43,000  Novatek Microelectronics
Corp.
581,512
0.2
125,000
Pegatron Corp.
304,388
0.1
162,000
Pou Chen Corp.
161,202
0.1
93,000
Powertech Technology, Inc.
327,779
0.1
16,000  Realtek Semiconductor
Corp.
219,746
0.1
25,000  Sino-American Silicon
Products, Inc.
136,699
0.0
815,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
14,716,947
5.2
75,000  Uni-President Enterprises
Corp.
179,930
0.1
489,000  United Microelectronics
Corp.
734,820
0.3
4,000  Voltronic Power Technology
Corp.
223,202
0.1
69,546
Walsin Lihwa Corp.
88,778
0.0
8,000
Yageo Corp.
117,283
0.0
40,000  Zhen Ding Technology
Holding Ltd.
134,042
0.0
31,032,968
10.9
Thailand : 2.2%
24,000
Advanced Info Service PCL
158,572
0.1
292,900  Bangkok Dusit Medical
Services PCL - Foreign -
Class F
246,411
0.1
74,300
Banpu PCL
21,179
0.0
807,200
Banpu PCL - Foreign
230,089
0.1
40,400  Bumrungrad Hospital PCL
- Foreign
255,195
0.1
2,211,500
CP ALL PCL - Foreign
4,105,011
1.4
484,500  Land & Houses PCL
- Foreign
120,345
0.0
81,500  PTT Exploration &
Production PCL - Foreign
380,585
0.1
333,300
PTT PCL - Foreign
341,045
0.1
20,000
Siam Cement PCL - Foreign
190,042
0.1
157,400
Thai Oil PCL - Foreign
236,163
0.1
6,284,637
2.2
Turkey : 1.5%
484,165
Akbank TAS
502,432
0.2
42,726  Anadolu Efes Biracilik Ve
Malt Sanayii AS
142,796
0.1
49,404
BIM Birlesik Magazalar AS
396,725
0.1
3,919
(1)
D-MARKET Elektronik
Hizmetler ve Ticaret AS,
ADR
6,427
0.0
73,224
(3)
Enerjisa Enerji AS
137,998
0.0
79,211
Enka Insaat ve Sanayi AS
98,828
0.0
47,221
(1)
Eregli Demir ve Celik
Fabrikalari TAS
73,047
0.0
3,894
Ford Otomotiv Sanayi AS
137,244
0.0
111,436
KOC Holding AS
558,596
0.2
18,058
Migros Ticaret AS
197,720
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Turkey (continued)
12,683  Tofas Turk Otomobil
Fabrikasi AS
$ 142,168
0.0
31,861
(1)
Turk Hava Yollari AO
277,072
0.1
151,541  Turkcell Iletisim Hizmetleri
AS
290,720
0.1
93,801  Turkcell Iletisim Hizmetleri
AS, ADR
451,183
0.2
141,587
Turkiye Petrol Rafinerileri AS
543,466
0.2
105,349  Turkiye Sise ve Cam
Fabrikalari AS
208,865
0.1
271,938
Yapi ve Kredi Bankasi AS
143,729
0.1
4,309,016
1.5
United Arab Emirates : 0.4%
146,338  Abu Dhabi National Oil Co.
for Distribution PJSC
155,386
0.0
520,529
Air Arabia PJSC
381,231
0.1
98,149
Emaar Development PJSC
169,408
0.1
84,795
Emaar Properties PJSC
156,027
0.1
337,867
(1)
Multiply Group PJSC
297,090
0.1
1,159,142
0.4
United Kingdom : 0.8%
342,800
(1)(4)
Fix Price Group PLC, GDR
—
—
40,755
Unilever PLC, ADR
2,189,766
0.8
18,262
(1)(4)
VK Co. Ltd., GDR
—
—
2,189,766
0.8
United States : 0.9%
17,550
Intel Corp.
627,764
0.2
25,670
Micron Technology, Inc.
1,832,581
0.7
2,460,345
0.9
Total Common Stock
(Cost $281,148,898)
276,972,163
97.6
PREFERRED STOCK : 1.1%
Brazil : 0.9%
39,733
Bradespar SA
197,037
0.0
105,198  Cia Energetica de Minas
Gerais
282,308
0.1
173,826
Cia Paranaense de Energia
306,941
0.1
84,644
Gerdau SA
524,108
0.2
303,942
Itausa SA
631,184
0.2
101,550
Metalurgica Gerdau SA
294,637
0.1
73,773
Petroleo Brasileiro SA
485,502
0.2
2,721,717
0.9
Chile : 0.1%
77,445
Embotelladora Andina SA
212,798
0.1
Russia : —%
378
(4)
AK Transneft PJSC OAO
—
—
863,754
(4)
Surgutneftegas PJSC
—
—
217
(4)
Transneft PJSC
—
—
—
—
South Korea : 0.1%
4,201  Samsung Electronics Co.
Ltd.
189,216
0.1
Total Preferred Stock
(Cost $4,471,026)
3,123,731
1.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
WARRANTS : 0.0%
United States : 0.0%
38,283  IRSA Inversiones y
Representaciones SA
$ 17,610
0.0
Total Warrants
(Cost $–)
17,610
0.0
Total Long-Term Investments
(Cost $285,619,924)
280,113,504
98.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.2%
Repurchase Agreements : 0.4%
154,796
(5)
Bank of America Inc.,
Repurchase Agreement
dated 07/31/2023,
5.300%, due 08/01/2023
(Repurchase Amount
$154,818, collateralized by
various U.S. Government
Agency Obligations, 2.000%-
6.500%, Market Value plus
accrued interest $157,892,
due 05/01/36-09/01/61)
154,796
0.1
1,000,000
(5)
RBC Dominion Securities
Inc., Repurchase Agreement
dated 07/31/2023,
5.300%, due 08/01/2023
(Repurchase Amount
$1,000,145, collateralized by
various U.S. Government/
U.S. Government Agency
Obligations, 0.000%-
6.000%, Market Value plus
accrued interest $1,020,000,
due 10/19/23-07/20/53)
1,000,000
0.3
Total Repurchase
Agreements
(Cost $1,154,796)
1,154,796
0.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 1.8%
3,691,370
(6)
BlackRock Liquidity Funds,
FedFund, Institutional Class,
5.150%
$ 3,691,370
1.3
1,354,000
(6)
Morgan Stanley Institutional
Liquidity Funds -
Government Portfolio
(Institutional Share Class),
5.190%
1,354,000
0.5
Total Mutual Funds
(Cost $5,045,370)
5,045,370
1.8
Total Short-Term
Investments
(Cost $6,200,166)
6,200,166
2.2
Total Investments in
Securities
(Cost $291,820,090) $ 286,313,670 100.9
Liabilities in Excess of
Other Assets (2,474,929) (0.9)
Net Assets $ 283,838,741 100.0
ADR American Depositary Receipt
GDR Global Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of July 31, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 21.6%
Consumer Staples 18.4
Consumer Discretionary 12.1
Financials 11.1
Communication Services 10.2
Energy 8.3
Industrials 6.1
Materials 6.0
Health Care 2.0
Utilities 2.0
Real Estate 0.5
Foreign Stock 0.4
Warrants 0.0
Short-Term Investments 2.2
Liabilities in Excess of Other Assets (0.9)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2023
Asset Table
Investments, at fair value
Common Stock
Argentina $ 3,328,246 $ — $ — $ 3,328,246
Australia 377,072 — — 377,072
Brazil 17,767,274 — — 17,767,274
Chile 2,606,188 — — 2,606,188
China 6,342,240 61,110,187 — 67,452,427
Czechia 121,387 — — 121,387
Egypt — 157,483 — 157,483
France — 2,191,141 — 2,191,141
Germany — 1,485,073 — 1,485,073
Greece 468,408 1,247,802 — 1,716,210
Hong Kong — 2,957,439 — 2,957,439
Hungary 320,844 695,318 — 1,016,162
India 8,305,740 31,438,828 — 39,744,568
Indonesia — 6,839,447 — 6,839,447
Japan — 3,975,388 — 3,975,388
Kuwait — 274,860 — 274,860
Luxembourg 338,896 — — 338,896
Malaysia 301,200 942,119 — 1,243,319
Mexico 21,953,810 — — 21,953,810
Netherlands — 1,881,878 — 1,881,878
Peru 1,059,613 — — 1,059,613
Philippines — 251,693 — 251,693
Qatar 181,985 427,194 — 609,179
Romania — 528,815 — 528,815
Russia — — 258,663 258,663
Saudi Arabia — 1,488,138 — 1,488,138
South Africa 3,961,066 407,382 — 4,368,448
South Korea 439,954 43,103,518 — 43,543,472
Taiwan — 31,032,968 — 31,032,968
Thailand — 6,284,637 — 6,284,637
Turkey 792,574 3,516,442 — 4,309,016
United Arab Emirates 536,617 622,525 — 1,159,142
United Kingdom 2,189,766 — — 2,189,766
United States 2,460,345 — — 2,460,345
Total Common Stock 73,853,225 202,860,275 258,663 276,972,163
Preferred Stock 2,934,515 189,216 — 3,123,731
Warrants 17,610 — — 17,610
Short-Term Investments 5,045,370 1,154,796 — 6,200,166
Total Investments, at fair value $ 81,850,720 $ 204,204,287 $ 258,663 $ 286,313,670
Other Financial Instruments+
Futures 116,826 — — 116,826
Total Assets $ 81,967,546 $ 204,204,287 $ 258,663 $ 286,430,496
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
At July 31, 2023, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI Emerging Markets Index 45 09/15/23 $ 2,372,175 $ 116,826
$ 2,372,175 $ 116,826
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 28,724,508
Gross Unrealized Depreciation (33,334,795)
Net Unrealized Depreciation $ (4,610,287)